Note 11 - Investments in Unconsolidated Entities - Disclosure of Income Data (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Other expenses		$ (31,291)	$ (31,674)	$ (30,842)
Net income attributable to Opera shareholders		108,282	80,771	153,301
Opera's share of net income (loss)		268	(2)	0
MiniPay Fund [Member]
Disclosure of unconsolidated structured entities [line items]
Dividends		6	0	0
Interest income		42	20	0
Unrealized gains		1,153	0	0
Management fee		(177)	(17)	0
Other expenses		(1)	0	0
Net income attributable to Opera shareholders		1,023	3	0
Opera's share of net income (loss)	[1]	$ 268	$ (2)	$ 0

[1]	As certain other investors in the MiniPay Fund contribute in-kind services instead of paying the asset management fee in cash, Opera’s share of the fund’s net income (loss) deviates from Opera’s ownership interest.